Income Taxes - Schedule of Income Tax Effective Tax Rate (Details) (10-K)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	6.90%	6.30%
Nondeductible permanent items	(0.20%)	(0.40%)
Deferred tax rate change	0.00%	(2.10%)
Research and development credit	1.20%	1.90%
Change in valuation allowance	(28.90%)	(26.70%)
Income tax provision	0.00%	0.00%